OTHER COMPREHENSIVE (LOSS)/INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Components of Other Comprehensive Income/(Loss)
Components of Other comprehensive (loss)/income, including the portion attributable to non-controlling interests and related tax effects, are as follows:

year ended December 31, 2016	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains on net investment in foreign operations	3	—	3
Change in fair value of net investment hedges	(14)	4	(10)
Change in fair value of cash flow hedges	44	(14)	30
Reclassification to net income of gains and losses on cash flow hedges	71	(29)	42
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(38)	12	(26)
Reclassification to net income of actuarial loss on pension and other post-retirement benefit plans	22	(6)	16
Other comprehensive loss on equity investments	(117)	30	(87)
Other Comprehensive Loss	(29)	(3)	(32)

year ended December 31, 2015	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains on net investment in foreign operations	798	15	813
Change in fair value of net investment hedges	(505)	133	(372)
Change in fair value of cash flow hedges	(92)	35	(57)
Reclassification to net income of gains and losses on cash flow hedges	144	(56)	88
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	74	(23)	51
Reclassification to net income of actuarial loss and prior service costs on pension and other post-retirement benefit plans	41	(9)	32
Other comprehensive income on equity investments	62	(15)	47
Other Comprehensive Income	522	80	602

year ended December 31, 2014	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)
Foreign currency translation gains on net investment in foreign operations	462	55	517
Change in fair value of net investment hedges	(373)	97	(276)
Change in fair value of cash flow hedges	(118)	49	(69)
Reclassification to net income of gains and losses on cash flow hedges	(95)	40	(55)
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(146)	44	(102)
Reclassification to net income of actuarial loss and prior service costs on pension and other post-retirement benefit plans	25	(7)	18
Other comprehensive loss on equity investments	(272)	68	(204)
Other Comprehensive Loss	(517)	346	(171)

Schedule of Changes in Accumulated Other Comprehensive Income
The changes in AOCI by component are as follows:

	Currency Translation Adjustments	Cash Flow Hedges	Pension and Other Post-Retirement Benefit Plan Adjustments	Equity Investments	Total[1]

AOCI balance at January 1, 2014	(629)	(4)	(197)	(104)	(934)
Other comprehensive income/(loss) before reclassifications[2]	111	(69)	(102)	(206)	(266)
Amounts reclassified from accumulated other comprehensive loss	—	(55)	18	2	(35)
Net current period other comprehensive income/(loss)	111	(124)	(84)	(204)	(301)
AOCI balance at December 31, 2014	(518)	(128)	(281)	(308)	(1,235)
Other comprehensive income/(loss) before reclassifications[2]	135	(57)	51	33	162
Amounts reclassified from accumulated other comprehensive loss	—	88	32	14	134
Net current period other comprehensive income	135	31	83	47	296
AOCI balance at December 31, 2015	(383)	(97)	(198)	(261)	(939)
Other comprehensive income/(loss) before reclassifications[2]	7	27	(26)	(101)	(93)
Amounts reclassified from accumulated other comprehensive loss[3]	—	42	16	14	72
Net current period other comprehensive income/(loss)	7	69	(10)	(87)	(21)
AOCI balance at December 31, 2016	(376)	(28)	(208)	(348)	(960)

1	All amounts are net of tax. Amounts in parentheses indicate losses recorded to OCI.

2
Other comprehensive (loss)/income before reclassifications on currency translation adjustments and cash flow hedges is net of non-controlling interest losses of $14 million (2015 – $306 million gains; 2014 – $130 million gains) and gains of $3 million (2015 and 2014 - nil), respectively in 2016.

3
Losses related to cash flow hedges reported in AOCI and expected to be reclassified to Net income in the next 12 months are estimated to be $5 million ($3 million, net of tax) at December 31, 2016. These estimates assume constant commodity prices, interest rates and foreign exchange rates over time, however, the amounts reclassified will vary based on the actual value of these factors at the date of settlement.

Schedule of Reclassifications out of Accumulated Other Comprehensive Income
Details about reclassifications out of AOCI into the Consolidated statement of income are as follows:

	Amounts Reclassified From Accumulated Other Comprehensive Loss[1]			Affected Line Item in the Consolidated Statement of Income
year ended December 31	2016	2015	2014
(millions of Canadian $)

Cash flow hedges
Commodities	(57)	(128)	111	Revenues (Energy)
Interest	(14)	(16)	(16)	Interest expense
	(71)	(144)	95	Total before tax
	29	56	(40)	Income tax expense/(recovery)
	(42)	(88)	55	Net of tax
Pension and other post-retirement benefit plan adjustments
Amortization of actuarial loss and past service cost	(22)	(41)	(25)	Plant operating costs and other[2]
	6	9	7	Income tax expense
	(16)	(32)	(18)	Net of tax
Equity investments
Equity income	(19)	(19)	(2)	Income from equity investments
	5	5	—	Income tax expense
	(14)	(14)	(2)	Net of tax

1	All amounts in parentheses indicate expenses to the Consolidated statement of income.

2	These AOCI components are included in the computation of net benefit cost. Refer to Note 23, Employee post-retirement benefits for further information.